Revenue from contracts with customers	12 Months Ended
Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from contracts with customers

Note 4 — Revenue from contracts with customers

Disaggregation of revenue from contracts with customers

The principal activities of the Company for the years ended March 31, 2023 and 2022 were as follows:

	For the Year Ended March 31,
Revenue categories	2023	2022
Revenue	8,561	—

There were revenues of $8,561 and nil for the year ended March 31, 2023 and 2022, respectively. For the year ended March 31, 2023, 100% of the revenue derives from the Company’s ViraxClear test distribution.

Accounting policies and significant judgments

Management does not consider there to be any significant judgments or estimates in the revenue recognition for the years ended March 31, 2023 and 2022.